LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LEASES
Schedule of right of use assets

The condensed consolidated balance sheets include the following amounts for right of use (“ROU”) assets as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30,	December 31,
	2023	2022
Operating	$561	$672
Finance	230	382
Total	$791	$1,054

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2022 and 2021 (stated in thousands):

	December 31,	December 31,
	2022	2021
Operating	$672	$956
Finance	382	743
Total	$1,054	$1,699

Schedule of components of lease cost

The following are the components of lease cost for operating and finance leases (in thousands):

	Six Months Ended June 30,
	2023	2022
Lease cost:
Operating leases:
Amortization of ROU assets	$151	$154
Interest on lease liabilities	37	46
Total operating lease cost	188	200
Finance leases:
Amortization of ROU assets	152	291
Interest on lease liabilities	25	46
Total finance lease cost	177	337
Total lease cost	$365	$537

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2022	2021
Lease cost:
Operating leases:
Amortization of ROU assets	$309	$124
Interest on lease liabilities	89	—
Total operating lease cost	398	124
Finance leases:
Amortization of ROU assets	449	381
Interest on lease liabilities	81	67
Total finance lease cost	530	448
Total lease cost	$928	$572

Schedule of weighted average lease terms and discount rates for operating and finance leases

	As of	As of
	June 30, 2023	June 30, 2022
Weighted average remaining lease term (years):
Operating leases	2.3	3.3
Finance leases	2.2	2.7
Weighted average discount rate (%):
Operating leases	10.0	10.0
Finance leases	7.9	7.8

	As of	As of
	December 31, 2022	December 31, 2021
Weighted average remaining lease term (years):
Operating leases	1.0	3.8
Finance leases	1.4	2.9
Weighted average discount rate (%):
Operating leases	10.0	10.0
Finance leases	7.6	8.0

Schedule of future minimum lease payments and related lease liabilities of operating leases

Future minimum lease payments and related lease liabilities as of December 31, 2022 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2023	$303	$360	$663
2024	328	268	596
2025	279	153	432
2026	—	23	23
Total lease payments	910	804	1,714
Less: imputed interest	(123)	(77)	(200)
Present value of lease liabilities	787	727	1,514
Less: current portion of lease liabilities	234	316	550
Noncurrent lease liabilities	$553	$411	$964

Schedule of future minimum lease payments and related lease liabilities of financing leases

Future minimum lease payments and related lease liabilities as of June 30, 2023 were as follows (in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder of 2023	$162	$162	$324
2024	328	268	596
2025	279	153	432
2026	—	23	23
Total lease payments	769	606	1,375
Less: imputed interest	(88)	(51)	(139)
Present value of lease liabilities	681	555	1,236
Less: current portion of lease liabilities	261	281	542
Noncurrent lease liabilities	$420	$274	$694

Future minimum lease payments and related lease liabilities as of December 31, 2022 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2023	$303	$360	$663
2024	328	268	596
2025	279	153	432
2026	—	23	23
Total lease payments	910	804	1,714
Less: imputed interest	(123)	(77)	(200)
Present value of lease liabilities	787	727	1,514
Less: current portion of lease liabilities	234	316	550
Noncurrent lease liabilities	$553	$411	$964